Commitments and contingencies - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2008 USD ($)	Jul. 31, 2024 aircraft	Jun. 30, 2024 USD ($) aircraft helicopter engine	Jun. 09, 2022 aircraft	Dec. 31, 1992 aircraft engine
Loss Contingencies [Line Items]
Number of managed aircrafts | aircraft						3
VASP litigation
Loss Contingencies [Line Items]
Loss contingency, loss in period | $		$ 0
VASP litigation | VASP litigation English court
Loss Contingencies [Line Items]
Claim award for loss of profit plus accrued interest | $			$ 66,000,000
VASP litigation | Aircraft
Loss Contingencies [Line Items]
Number of leased assets | aircraft							13
Number of leases that company incurred obligations due to another company's default | aircraft							13
VASP litigation | Engines
Loss Contingencies [Line Items]
Number of leased assets | engine							3
Number of leases that company incurred obligations due to another company's default | aircraft							3
Russian Operator Reinsurance Claims
Loss Contingencies [Line Items]
Gain contingency, unrecorded amount | $					$ 1,800,000,000
C&P Policy | AerCap Ireland
Loss Contingencies [Line Items]
Insurance proceeds | $	$ 1,300,000,000
Aircraft Hull and Spares and Equipment
Loss Contingencies [Line Items]
Loss contingency, insurance coverage claimable by entity | $					2,100,000,000
Aviation, War and Allied Perils
Loss Contingencies [Line Items]
Loss contingency, insurance coverage claimable by entity | $					$ 1,200,000,000
Capital Addition Purchase Commitments
Loss Contingencies [Line Items]
Purchase obligation, number of aircrafts | aircraft					351
Purchase obligation, number of engines | engine					68
Purchase obligation, number of helicopters | helicopter					13
Capital Addition Purchase Commitments | Subsequent event
Loss Contingencies [Line Items]
Purchase obligation, additional aircrafts | aircraft				36